Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Basic net earnings	$ 237,658	$ 227,857	$ 206,738
Weighted average number of shares, basic net earnings	44,198	43,787	42,789
Employee stock options, Per Share amount	17	61	0
Weighted average number of shares, diluted net earnings	44,215	43,848	42,789
Basic net earnings per share (in usd per share)	$ 5.38	$ 5.20	$ 4.83
Diluted net earnings per share (in usd per share)	$ 5.38	$ 5.20	$ 4.83